Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total		Contributed Surplus [member]	Retained Earnings [member]	Accumulated Other Comprehensive (Loss) on Fair Value through OCI Securities, net of taxes [member]	Accumulated Other Comprehensive Income (Loss) on Cash Flow Hedges, net of taxes	Accumulated Other Comprehensive Income on Translation of Net Foreign Operations, net of taxes [member]	Accumulated Other Comprehensive Income on Pension and Other Employee Future Benefit Plans, net of taxes [Member]	Accumulated Other Comprehensive (Loss) on Own Credit Risk on Financial Liabilities Designated at Fair Value, net of taxes [member]	Total Accumulated Other Comprehensive Income [member]	Total Shareholders' Equity [member]	Non-controlling interest in subsidiaries [member]	Preferred Shares and Other Equity Instruments [member]	Common shares [member]
Balance at beginning of period at Oct. 31, 2023			$ 328	$ 44,006	$ (464)	$ (5,448)	$ 6,194	$ 943	$ 637			$ 28	$ 6,958	$ 22,941
Statement [Line Items]
Issued during the period													2,379
Redeemed during the period													(850)
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan														905
Issued under the Stock Option Plan														57
Treasury shares sold (purchased)														8
Stock option expense, net of options exercised			9
Net premium (discount) on sale of treasury shares			9
Net income attributable to bank shareholders	$ 5,023			5,017
Dividends on preferred shares and distributions payable on other equity instruments				(234)
Dividends on common shares				(3,327)
Equity issue expense				(11)
Unrealized gains on fair value through OCI debt securities arising during the period					367
Reclassification to earnings of (gains) during the period	(64)	[1]			(64)
Unrealized gains (losses) on fair value through OCI equity securities arising during the period					9
Gains (losses) on derivatives designated as cash flow hedges arising during the period	2,300	[2]				2,300
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period	1,103	[3]				1,103
Unrealized gains (losses) on translation of net foreign operations	(244)						(244)
Unrealized gains (losses) on hedges of net foreign operations	20	[4]					20
Gains on remeasurement of pension and other employee future benefit plans	54	[5]						54
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(676)	[6]							(676)
Net income attributable to non-controlling interest in subsidiaries	6											6
Dividends to non-controlling interest in subsidiaries												(3)
Balance at end of period at Jul. 31, 2024	82,957		346	45,451	(152)	(2,045)	5,970	997	(39)	$ 4,731	$ 82,926	31	8,487	23,911
Balance at beginning of period at Apr. 30, 2024			350	44,772	(190)	(4,209)	5,857	895	(146)			31	8,314	23,896
Statement [Line Items]
Issued during the period													1,023
Redeemed during the period													(850)
Issued under the Stock Option Plan														15
Stock option expense, net of options exercised			(2)
Net premium (discount) on sale of treasury shares			(2)
Net income attributable to bank shareholders	1,865			1,865
Dividends on preferred shares and distributions payable on other equity instruments				(51)
Dividends on common shares				(1,130)
Equity issue expense				(5)
Unrealized gains on fair value through OCI debt securities arising during the period					56
Reclassification to earnings of (gains) during the period	(19)	[1]			(19)
Unrealized gains (losses) on fair value through OCI equity securities arising during the period					1
Gains (losses) on derivatives designated as cash flow hedges arising during the period	1,829	[2]				1,829
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period	335	[3]				335
Unrealized gains (losses) on translation of net foreign operations	154						154
Unrealized gains (losses) on hedges of net foreign operations	(41)	[4]					(41)
Gains on remeasurement of pension and other employee future benefit plans	102	[5]						102
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	107	[6]							107
Balance at end of period at Jul. 31, 2024	82,957		346	45,451	(152)	(2,045)	5,970	997	(39)	4,731	82,926	31	8,487	23,911
Balance at beginning of period at Oct. 31, 2024	84,286		354	46,469	(321)	(1,519)	6,381	874	4			36	8,087	23,921
Statement [Line Items]
Issued during the period													1,369
Redeemed during the period													(300)
Issued under the Stock Option Plan														101
Treasury shares sold (purchased)														(1)
Repurchased for cancellation														(467)
Stock option expense, net of options exercised			10
Net premium (discount) on sale of treasury shares			4
Net income attributable to bank shareholders	6,430			6,421
Dividends on preferred shares and distributions payable on other equity instruments				(273)
Dividends on common shares				(3,475)
Equity issue expense				(4)
Common shares repurchased for cancellation (Note 6)				(1,584)
Unrealized gains on fair value through OCI debt securities arising during the period					161
Reclassification to earnings of (gains) during the period	(32)	[1]			(32)
Unrealized gains (losses) on fair value through OCI equity securities arising during the period					(11)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	142	[2]				142
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period	797	[3]				797
Unrealized gains (losses) on translation of net foreign operations	(311)						(311)
Unrealized gains (losses) on hedges of net foreign operations	132	[4]					132
Gains on remeasurement of pension and other employee future benefit plans	49	[5]						49
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(255)	[6]							(255)
Net income attributable to non-controlling interest in subsidiaries	9											9
Dividends to non-controlling interest in subsidiaries												(3)
Balance at end of period at Jul. 31, 2025	86,765		368	47,554	(203)	(580)	6,202	923	(251)	6,091	86,723	42	9,156	23,554
Balance at beginning of period at Apr. 30, 2025			367	47,158	(370)	199	5,994	868	62			38	7,787	23,730
Statement [Line Items]
Issued during the period													1,369
Issued under the Stock Option Plan														30
Treasury shares sold (purchased)														(8)
Repurchased for cancellation														(198)
Stock option expense, net of options exercised			5
Net premium (discount) on sale of treasury shares			(4)
Net income attributable to bank shareholders	2,330			2,327
Dividends on preferred shares and distributions payable on other equity instruments				(66)
Dividends on common shares				(1,165)
Equity issue expense				(4)
Common shares repurchased for cancellation (Note 6)				(696)
Unrealized gains on fair value through OCI debt securities arising during the period					178
Reclassification to earnings of (gains) during the period	(11)	[1]			(11)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	(1,051)	[2]				(1,051)
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period	272	[3]				272
Unrealized gains (losses) on translation of net foreign operations	282						282
Unrealized gains (losses) on hedges of net foreign operations	(74)	[4]					(74)
Gains on remeasurement of pension and other employee future benefit plans	55	[5]						55
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(313)	[6]							(313)
Net income attributable to non-controlling interest in subsidiaries	3											3
Other												1
Balance at end of period at Jul. 31, 2025	$ 86,765		$ 368	$ 47,554	$ (203)	$ (580)	$ 6,202	$ 923	$ (251)	$ 6,091	$ 86,723	$ 42	$ 9,156	$ 23,554

[1]	Net of income tax provision of $3 million, $6 million, $7 million for the three months ended and $11 million and $24 million for the nine months ended, respectively.
[2]	Net of income tax (provision) recovery of $409 million, $(302) million, $(702) million for the three months ended and $(41) million and $(884) million for the nine months ended, respectively.
[3]	Net of income tax (recovery) of $(102) million, $(70) million, $(127) million for the three months ended and $(301) million and $(418) million for the nine months ended, respectively.
[4]	Net of income tax (provision) recovery of $28 million, $(287) million, $14 million for the three months ended and $(51) million and $(9) million for the nine months ended, respectively.
[5]	Net of income tax (provision) recovery of $(22) million, $11 million, $(40) million for the three months ended and $(19) million and $(22) million for the nine months ended, respectively.
[6]	Net of income tax (provision) recovery of $118 million, $(56) million, $(42) million for the three months ended and $96 million and $258 million for the nine months ended, respectively.